Supplementary information - Additional Information (Detail) - BRL (R$) R$ in Millions	1 Months Ended	12 Months Ended
	Mar. 31, 2020	Dec. 31, 2020	Dec. 31, 2019
Disclosure of assets and liabilities according to their remaining contractual maturities [Line Items]
Maximum number of grace days allowed in agreement	60 days
Percentage of increase in application of renegotiation		28.05%
Increase in allowance for loan losses		R$ 4,194
Percentage of employees working		97.00%
Donations and subsidies expense		R$ 1,000
Bottom of range [member]
Disclosure of assets and liabilities according to their remaining contractual maturities [Line Items]
Number of grace days extended during agreement	120 days
Percentage of provisions coverage in loan portfolio			187.00%
Percentage of securities portfolio in market component	(1.30%)
Top of range [member]
Disclosure of assets and liabilities according to their remaining contractual maturities [Line Items]
Number of grace days extended during agreement	180 days
Percentage of provisions coverage in loan portfolio		255.00%
Percentage of provision posted during year		28.80%
Expenses related to credit life and life insurance		R$ 104
PESE Pronampe PeacFGI and CGPE programs [member] | Micro/Small and medium companies [member]
Disclosure of assets and liabilities according to their remaining contractual maturities [Line Items]
Payment made for development of programs		24,169
BECEN [member]
Disclosure of assets and liabilities according to their remaining contractual maturities [Line Items]
Payments for development project expenditure		R$ 30,547